Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the three and nine months ended September 30, 2022 and 2021 were as follows:

	Three Months Ended September 30,
	2022			2021
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$149,729	$11,801	$161,530	$149,751	$12,793	$162,544
Interest income on net investment in finance leases	26,842	—	26,842	23,854	—	23,854
Interest income on container leaseback financing receivable	12,216	—	12,216	5,304	—	5,304
Variable lease revenue	4,043	521	4,564	3,746	382	4,128
Total lease rental income	$192,830	$12,322	$205,152	$182,655	$13,175	$195,830

	Nine Months Ended September 30,
	2022			2021
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$448,053	$36,502	$484,555	$426,559	$41,900	$468,459
Interest income on net investment in finance leases	81,402	—	81,402	56,901	—	56,901
Interest income on container leaseback financing receivable	29,968	—	29,968	16,083	—	16,083
Variable lease revenue	10,038	1,139	11,177	9,983	1,082	11,065
Total lease rental income	$569,461	$37,641	$607,102	$509,526	$42,982	$552,508

Schedule of Components of Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Future minimum lease payments receivable	$2,545,761	$2,558,339
Residual value of containers	47,785	16,532
Less: unearned income	(739,547)	(768,038)
Net investment in finance leases (1)	1,853,999	1,806,833
Less: Allowance for credit losses	(1,103)	(743)
Net investment in finance leases, net (2)	$1,852,896	$1,806,090
Amounts due within one year	131,477	113,048
Amounts due beyond one year	1,721,419	1,693,042
Net investment in finance leases, net	$1,852,896	$1,806,090

(1) One major customer represented 80.4% and 85.1% of the Company’s finance leases portfolio as of September 30, 2022 and December 31, 2021, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2) As of September 30, 2022 and December 31, 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,729,136 and $1,810,712, respectively, and was measured using Level 2 inputs.

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Future minimum payments receivable	$1,204,823	$483,325
Less: unearned income	(366,829)	(129,065)
Container leaseback financing receivable (1)	837,994	354,260
Less: Allowance for credit losses	(103)	(113)
Container leaseback financing receivable, net (2)	$837,891	$354,147
Amounts due within one year	52,919	30,317
Amounts due beyond one year	784,972	323,830
Container leaseback financing receivable, net	$837,891	$354,147

(1) One major customer represented 97.1% and 90.6% of the Company’s container leaseback financing receivable portfolio as of September 30, 2022 and December 31, 2021, respectively.

(2) As of September 30, 2022 and December 31, 2021, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $765,192 and $357,828, respectively, and was measured using Level 2 inputs.

Schedule of Other Information Related to Operating Leases	Other information related to the Company's operating leases are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Operating lease cost	$518	$525	$1,564	$1,578
Short-term and variable lease cost	58	38	162	112
Total rent expense	$576	$563	$1,726	$1,690

Cash paid for amounts included in the measurement of lease liabilities	$656	$456	$1,808	$1,816